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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2006

Check here if Amendment [ ]; Amendment Number:
  This Amendment (Check only one):  [ ]  is a restatement.
                                    [ ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Reynolds Capital Management
Address:   290 South Ulukoa Place
           Lahaina, Hawaii 96761

Form 13F File Number:  028-10875

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Frederick L. Reynolds
Title:     Sole Proprietor
Phone:     (808) 661-1661


Signature, Place, and Date of Signing:

/s/ Frederick L. Reynolds       Lahaina, Hawaii                February 14, 2007
--------------------------------------------------------------------------------
Frederick L. Reynolds                                                  Date


Report Type  (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:



Number of Other Included Managers:                     0
                                           -----------------

Form 13F Information Table Entry Total:               84
                                           -----------------

Form 13F Information Table Value Total:        $  34,003
                                           -----------------
                                              (thousands)


List of Other Included Managers:  NONE

Page 1 of 3                                        FORM 13F INFORMATION TABLE                                      December 31, 2006
                                       Name of Reporting Manager: Reynolds Capital Management

      Column 1:         Column 2:  Column 3:   Column 4:     Column 5:              Column 6:        Column 7:       Column 8:
------------------------------------------------------------------------------------------------------------------------------------
                          Title                 Market
                           of       CUSIP       Value        Shares or                                Other
    Name of Issuer        Class     Number    (x$1,000)   Principal Amount   Investment Discretion   Managers    Voting Authority
------------------------------------------------------------------------------------------------------------------------------------
                                                                   SH/ Put/        Shared-  Shared-
                                                                   PRN Call  Sole  Defined   Other             Sole    Shared  None
------------------------------------------------------------------------------------------------------------------------------------
AMR Corporation           COMMON   001765106       227    7,500    SH        SOLE                               7,500
------------------------------------------------------------------------------------------------------------------------------------
Airgas Inc.               COMMON   009363102       567   14,000    SH        SOLE                                            14,000
------------------------------------------------------------------------------------------------------------------------------------
American Eagle Outfitters COMMON   02553E106       211    6,750    SH        SOLE                               6,750
------------------------------------------------------------------------------------------------------------------------------------
American Express          COMMON   025816109       461    7,600    SH        SOLE                               6,000         1,600
------------------------------------------------------------------------------------------------------------------------------------
Apple Computer, Inc.      COMMON   037833100     1,256   14,800    SH        SOLE                              14,000           800
------------------------------------------------------------------------------------------------------------------------------------
Bear Stearns              COMMON   073902108       244    1,500    SH        SOLE                               1,500
------------------------------------------------------------------------------------------------------------------------------------
Best Buy Co. Inc.         COMMON   086516101       630   12,800    SH        SOLE                              11,000         1,800
------------------------------------------------------------------------------------------------------------------------------------
Boeing Company            COMMON   097023105       577    6,500    SH        SOLE                               6,500
------------------------------------------------------------------------------------------------------------------------------------
Brightpoint               COMMON   109473108       141   10,500    SH        SOLE                              10,500
------------------------------------------------------------------------------------------------------------------------------------
CIGNA Corp                COMMON   125509109       263    2,000    SH        SOLE                               2,000
------------------------------------------------------------------------------------------------------------------------------------
Canadian Oil Sands Trust  COMMON                   420   15,000    SH        SOLE                                            15,000
------------------------------------------------------------------------------------------------------------------------------------
China Mobile                ADR    16941M109     1,037   23,999    SH        SOLE                              23,999
------------------------------------------------------------------------------------------------------------------------------------
Cisco Systems             COMMON   17275R102       454   16,600    SH        SOLE                              14,600         2,000
------------------------------------------------------------------------------------------------------------------------------------
Coach Inc.                COMMON   189754104       558   13,000    SH        SOLE                              13,000
------------------------------------------------------------------------------------------------------------------------------------
Coca-Cola                 COMMON   191216100       357    7,400    SH        SOLE                               3,000         4,400
------------------------------------------------------------------------------------------------------------------------------------
Colgate-Palmolive         COMMON   194162103       281    4,300    SH        SOLE                               1,500         2,800
------------------------------------------------------------------------------------------------------------------------------------
Costco Whole Sale Corp.   COMMON   22160K105       513    9,700    SH        SOLE                               7,500         2,200
------------------------------------------------------------------------------------------------------------------------------------
Cummins Inc.              COMMON   231021106       236    2,000    SH        SOLE                                             2,000
------------------------------------------------------------------------------------------------------------------------------------
Diamond Offshore Drilling COMMON   25271C102       280    3,500    SH        SOLE                               3,500
------------------------------------------------------------------------------------------------------------------------------------
DirecTV Group, Inc.       COMMON   25459L106       287   11,500    SH        SOLE                              11,500
------------------------------------------------------------------------------------------------------------------------------------
E Bay                     COMMON   278642103       355   11,800    SH        SOLE                              11,000           800
------------------------------------------------------------------------------------------------------------------------------------
Ericsson Telephone          ADR    294821608       483   12,000    SH        SOLE                              12,000
------------------------------------------------------------------------------------------------------------------------------------
FedEx Corp.               COMMON   31428X106       380    3,500    SH        SOLE                               3,500
------------------------------------------------------------------------------------------------------------------------------------
Finisar Corp.             COMMON   31787A101        52   16,000    SH        SOLE                              16,000
------------------------------------------------------------------------------------------------------------------------------------
Florida East Coast
Industries                COMMON   340432108       238    4,000    SH        SOLE                                             4,000
------------------------------------------------------------------------------------------------------------------------------------
General Dynamics          COMMON   369550108       223    3,000    SH        SOLE                               3,000
------------------------------------------------------------------------------------------------------------------------------------
GigaMedia Limited Company COMMON                   401   41,000    SH        SOLE                              41,000
------------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs             COMMON   38141G104       618    3,100    SH        SOLE                               3,100
------------------------------------------------------------------------------------------------------------------------------------
Google                    COMMON                 1,266    2,750    SH        SOLE                               2,750
------------------------------------------------------------------------------------------------------------------------------------
H&Q Life Science Inv.     COMMON                   231   17,178    SH        SOLE                                            17,178
------------------------------------------------------------------------------------------------------------------------------------
Harley Davidson Inc.      COMMON   412822108       211    3,000    SH        SOLE                               3,000
------------------------------------------------------------------------------------------------------------------------------------

Page 2 of 3                                        FORM 13F INFORMATION TABLE                                      December 31, 2006
                                       Name of Reporting Manager: Reynolds Capital Management

      Column 1:         Column 2:  Column 3:   Column 4:     Column 5:              Column 6:        Column 7:       Column 8:
------------------------------------------------------------------------------------------------------------------------------------
                          Title                 Market
                           of       CUSIP       Value        Shares or                                Other
    Name of Issuer        Class     Number    (x$1,000)   Principal Amount   Investment Discretion   Managers    Voting Authority
------------------------------------------------------------------------------------------------------------------------------------
                                                                   SH/ Put/        Shared-  Shared-
                                                                   PRN Call  Sole  Defined   Other             Sole    Shared  None
------------------------------------------------------------------------------------------------------------------------------------
Hewlett-Packard Company   COMMON   428236103       247    6,000    SH        SOLE                               6,000
------------------------------------------------------------------------------------------------------------------------------------
Hilton Hotels Corp.       COMMON   432848109       349   10,000    SH        SOLE                              10,000
------------------------------------------------------------------------------------------------------------------------------------
Infosys Technologies        ADR    456788108       218    4,000    SH        SOLE                               4,000
------------------------------------------------------------------------------------------------------------------------------------
International Business
Machine                   COMMON   459200101       622    6,400    SH        SOLE                               6,000           400
------------------------------------------------------------------------------------------------------------------------------------
International Flavors &
Fragra                    COMMON   459506101       344    7,000    SH        SOLE                               7,000
------------------------------------------------------------------------------------------------------------------------------------
J.C. Penney Co. Inc.      COMMON   708160106       464    6,000    SH        SOLE                               6,000
------------------------------------------------------------------------------------------------------------------------------------
Johnson & Johnson         COMMON   478160104       317    4,800    SH        SOLE                               1,000         3,800
------------------------------------------------------------------------------------------------------------------------------------
Joy Global Inc            COMMON   481165108       218    4,500    SH        SOLE                               4,500
------------------------------------------------------------------------------------------------------------------------------------
KLA - Tencor Corp.        COMMON   482480100       298    6,000    SH        SOLE                               6,000
------------------------------------------------------------------------------------------------------------------------------------
Kohl's Corp               COMMON   500255104       342    5,000    SH        SOLE                               5,000
------------------------------------------------------------------------------------------------------------------------------------
Lam Research Corp         COMMON   512807108       278    5,500    SH        SOLE                               5,500
------------------------------------------------------------------------------------------------------------------------------------
Lehman Bros. Holdings     COMMON   524908100       481    6,160    SH        SOLE                               6,000           160
------------------------------------------------------------------------------------------------------------------------------------
MGM Mirage                COMMON   552953101       487    8,500    SH        SOLE                               8,500
------------------------------------------------------------------------------------------------------------------------------------
Marriott International    COMMON   571903202       262    5,500    SH        SOLE                               5,500
------------------------------------------------------------------------------------------------------------------------------------
MasterCard Inc.           COMMON   57636Q104       246    2,500    SH        SOLE                               2,500
------------------------------------------------------------------------------------------------------------------------------------
McDonalds Corp.           COMMON   580135101       395    8,900    SH        SOLE                               6,500         2,400
------------------------------------------------------------------------------------------------------------------------------------
Merrill Lynch             COMMON   590188108     1,350   14,500    SH        SOLE                              14,500
------------------------------------------------------------------------------------------------------------------------------------
Microsoft Corp.           COMMON   594918104       308   10,300    SH        SOLE                               9,500           800
------------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley            COMMON                   774    9,500    SH        SOLE                               9,500
------------------------------------------------------------------------------------------------------------------------------------
Motorola, Inc.            COMMON   620076109       267   13,000    SH        SOLE                              13,000
------------------------------------------------------------------------------------------------------------------------------------
NIKE, Inc.                CLASS B  654106103       624    6,300    SH        SOLE                               4,500         1,800
------------------------------------------------------------------------------------------------------------------------------------
NVIDIA Corp.              COMMON   67066G104       500   13,500    SH        SOLE                              13,500
------------------------------------------------------------------------------------------------------------------------------------
NYSE Group, Inc.          COMMON   62949W103       243    2,500    SH        SOLE                               2,500
------------------------------------------------------------------------------------------------------------------------------------
Network Appliance         COMMON   64120L104       236    6,000    SH        SOLE                               6,000
------------------------------------------------------------------------------------------------------------------------------------
News Corporation          CLASS A  65248E104       226   10,500    SH        SOLE                              10,500
------------------------------------------------------------------------------------------------------------------------------------
Nordstrom, Inc.           COMMON   655664100       794   16,100    SH        SOLE                              13,500         2,600
------------------------------------------------------------------------------------------------------------------------------------
Oracle Corp.              COMMON   68389X105       266   15,500    SH        SOLE                              13,500         2,000
------------------------------------------------------------------------------------------------------------------------------------
Pepsico, Inc.             COMMON   713448108       372    5,950    SH        SOLE                               2,500         3,450
------------------------------------------------------------------------------------------------------------------------------------
Polo Ralph Lauren         COMMON   731572103       427    5,500    SH        SOLE                               5,500
------------------------------------------------------------------------------------------------------------------------------------
Price Line                COMMON   741503106       240    5,500    SH        SOLE                               5,500
------------------------------------------------------------------------------------------------------------------------------------
Procter & Gamble Co.      COMMON   742718109       256    3,986    SH        SOLE                                             3,986
------------------------------------------------------------------------------------------------------------------------------------

Page 3 of 3                                        FORM 13F INFORMATION TABLE                                      December 31, 2006
                                       Name of Reporting Manager: Reynolds Capital Management

      Column 1:         Column 2:  Column 3:   Column 4:     Column 5:              Column 6:        Column 7:       Column 8:
------------------------------------------------------------------------------------------------------------------------------------
                          Title                 Market
                           of       CUSIP       Value        Shares or                                Other
    Name of Issuer        Class     Number    (x$1,000)   Principal Amount   Investment Discretion   Managers    Voting Authority
------------------------------------------------------------------------------------------------------------------------------------
                                                                   SH/ Put/        Shared-  Shared-
                                                                   PRN Call  Sole  Defined   Other             Sole    Shared  None
------------------------------------------------------------------------------------------------------------------------------------
Red Hat, Inc.             COMMON   756577102       207    9,000    SH        SOLE                               9,000
------------------------------------------------------------------------------------------------------------------------------------
Redback Networks          COMMON   757209507       586   23,500    SH        SOLE                              23,500
------------------------------------------------------------------------------------------------------------------------------------
Research In Motion        COMMON   760975102       716    5,600    SH        SOLE                               5,600
------------------------------------------------------------------------------------------------------------------------------------
Schlumberger, Ltd.        COMMON   806857108       474    7,500    SH        SOLE                               5,500         2,000
------------------------------------------------------------------------------------------------------------------------------------
Sirius Satelite Radio     COMMON   82966U103        35   10,000    SH        SOLE                                            10,000
------------------------------------------------------------------------------------------------------------------------------------
Smith & Wesson Holdings   COMMON   831756101       114   11,000    SH        SOLE                              11,000
------------------------------------------------------------------------------------------------------------------------------------
Starbucks Corp            COMMON   855244109       485   13,700    SH        SOLE                              11,500         2,200
------------------------------------------------------------------------------------------------------------------------------------
Suncor Energy Inc.        COMMON   867229106       473    6,000    SH        SOLE                                             6,000
------------------------------------------------------------------------------------------------------------------------------------
Target Corp.              COMMON   87612E106       348    6,100    SH        SOLE                               5,000         1,100
------------------------------------------------------------------------------------------------------------------------------------
Texas Pacific Land Tr.    COMMON                   434    2,000    SH        SOLE                                             2,000
------------------------------------------------------------------------------------------------------------------------------------
Tiffany & Co.             COMMON   886547108       275    7,000    SH        SOLE                               7,000
------------------------------------------------------------------------------------------------------------------------------------
Time Warner Telecom Inc.  COMMON                   209   10,500    SH        SOLE                              10,500
------------------------------------------------------------------------------------------------------------------------------------
Transocean Inc.           COMMON   G90078109       202    2,500    SH        SOLE                               2,500
------------------------------------------------------------------------------------------------------------------------------------
United Parcel Service     COMMON   911312106       487    6,500    SH        SOLE                               5,500         1,000
------------------------------------------------------------------------------------------------------------------------------------
Veritas DGC, Inc.         COMMON   92343P107       343    4,000    SH        SOLE                               4,000
------------------------------------------------------------------------------------------------------------------------------------
Vimpel-Communications       ADR    68370R109       395    5,000    SH        SOLE                               5,000
------------------------------------------------------------------------------------------------------------------------------------
Vodaphone Group           COMMON                   208    7,500    SH        SOLE                               7,500
------------------------------------------------------------------------------------------------------------------------------------
Wal-Mart Stores           COMMON   931142103       203    4,400    SH        SOLE                                             4,400
------------------------------------------------------------------------------------------------------------------------------------
Walt Disney Co.           COMMON   254687106       617   18,000    SH        SOLE                              16,000         2,000
------------------------------------------------------------------------------------------------------------------------------------
Whole Foods Market Inc    COMMON   966837106       329    7,000    SH        SOLE                               7,000
------------------------------------------------------------------------------------------------------------------------------------
Woodside Pete. Ltd.         ADR                    601   20,000    SH        SOLE                                            20,000
------------------------------------------------------------------------------------------------------------------------------------
Yum Brands, Inc.          COMMON   988498101       353    6,000    SH        SOLE                               6,000
------------------------------------------------------------------------------------------------------------------------------------
                   TOTAL                        34,003
------------------------------------------------------------------------------------------------------------------------------------